Financial Assets and Financial Liabilities - Summary of Fair Value Measurement (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Level 2
Disclosure of fair value measurement assets and liabilities [Line Items]
Reasonable Approximation Of Fair Value Borrowings	₩ 15,155	₩ 38,191